Lisa Proch Talcott Resolution Law Group The Hartford One Hartford Plaza (NP4-TR1) Hartford, CT 06115 Tel. 1-860-547-4390 lisa.proch@thehartford.com

April 21, 2016

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549-8629
Attn: Division of Investment Management

Re:	Union Security Insurance Company (“Registrant”)
File No. 333-203523 Empower
Post-Effective Amendment No. 1

Ladies and Gentlemen:
Pursuant to the Securities Act of 1933, we are electronically filing via EDGAR a copy of the above-referenced Registration Statement filed on Form S-1.

If you have any questions, please feel free to contact me at (860) 547-4390.

Very truly yours,

/s/ Lisa Proch

Lisa Proch
Assistant General Counsel

Enclosure